Mayer Brown LLP
1999 K Street, N.W.
Washington, D.C. 20006-1101
Main Tel +1 202 263 3000
Main Fax +1 202 263 3300
www.mayerbrown.com
August 24, 2012
Deborah O’Neal-Johnson
Senior Counsel
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	The Vantagepoint Funds (the “Fund”), File Nos: 333-60789 and 811-08941
Dear Ms. O’Neal-Johnson:
On behalf of The Vantagepoint Funds, we are filing Post-Effective Amendment No. 38 pursuant to the Securities Act of 1933 and Amendment No. 41 pursuant to the Investment Company Act of 1940 in order to respond to staff comments and to effect certain non-material changes.
I hereby certify that this amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933.
Please do not hesitate to contact me at (202) 263-3299 or apershkow@mayerbrown.com with any comments or questions.
Sincerely,
/s/ Amy W. Pershkow
Amy W. Pershkow